T. ROWE PRICE Global Industrials Fund
September 30, 2023 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 96.6%
INDUSTRIALS & BUSINESS SERVICES 96.6%
Aerospace & Defense 19.6%
Airbus (EUR)  67,775 9,072
Boeing (1) 33,974 6,512
Booz Allen Hamilton Holding  16,200 1,770
Honeywell International  30,433 5,622
Huntington Ingalls Industries  8,310 1,700
L3Harris Technologies  19,290 3,359
MDA (CAD) (1) 350,140 2,972
Montana Aerospace (CHF) (1) 91,357 1,122
Safran (EUR)  20,482 3,210
Textron  6,756 528
TransDigm Group (1) 3,460 2,917
38,784
Air Freight & Logistics 3.3%
FedEx  21,532 5,704
United Parcel Service, Class B (2) 5,354 835
6,539
Airlines 0.5%
Southwest Airlines (2) 37,180 1,007
Wizz Air Holdings (GBP) (1) 2,886 67
1,074
Auto Components 4.2%
Aptiv (1) 24,120 2,378
Atmus Filtration Technologies (1) 53,880 1,123
BOE Varitronix (HKD)  1,044,000 963
Fuyao Glass Industry Group, A Shares (CNH)  337,900 1,710
Hyundai Mobis (KRW)  7,753 1,380
Magna International (2) 11,708 628
8,182
Automobiles 8.1%
Ferrari  5,298 1,566
Rivian Automotive, Class A (1)(2) 69,685 1,692
Suzuki Motor (JPY)  15,000 603
Tesla (1) 48,345 12,097
15,958
Building Products 2.5%
Armstrong World Industries  24,276 1,748
Daikin Industries (JPY)  20,500 3,214
4,962

T. ROWE PRICE Global Industrials Fund

Shares $ Value
(Cost and value in $000s)
‡
Business Services 6.2%
Ashtead Group (GBP)  35,611 2,160
Compass Group (GBP)  115,108 2,802
Eurofins Scientific (EUR)  22,360 1,260
GE HealthCare Technologies  7,450 507
Recruit Holdings (JPY)  75,800 2,319
Rentokil Initial (GBP)  307,584 2,284
Visional (JPY) (1) 20,200 1,016
12,348
Construction & Engineering 2.5%
Larsen & Toubro (INR)  81,273 2,955
SPIE (EUR)  61,398 1,782
Trimble (1) 2,640 142
4,879
Construction & Farm Equipment 2.2%
Cummins  18,827 4,301
4,301
Electrical Equipment 6.2%
Alstom (EUR)  81,029 1,926
Belden  10,641 1,027
Idec (JPY) (2) 29,400 583
Roper Technologies  10,960 5,308
Schneider Electric (EUR)  13,869 2,285
Shenzhen Inovance Technology, Class A (CNH)  126,600 1,155
12,284
Industrial Conglomerates 14.3%
3M  14,460 1,354
Ball (2) 16,214 807
General Electric  73,300 8,103
GVS (EUR) (1) 144,549 781
Linde  11,331 4,219
Nippon Sanso Holdings (JPY)  105,300 2,493
Schlumberger  24,590 1,434
Seadrill (1) 29,270 1,311
Siemens (EUR)  43,862 6,268
TKH Group, CVA (EUR)  38,145 1,507
28,277
Industrial Machinery 13.9%
Daimler Truck Holding (EUR)  69,168 2,395
Estun Automation, Class A (CNH)  448,500 1,355
Harmonic Drive Systems (JPY)  51,100 1,132
Hoshizaki (JPY)  71,100 2,468
Ingersoll Rand (2) 61,920 3,946

T. ROWE PRICE Global Industrials Fund

Shares $ Value
(Cost and value in $000s)
‡
KION Group (EUR)  34,291 1,312
Middleby (1) 5,915 757
Miura (JPY)  108,400 2,179
Mueller Water Products, Class A (2) 55,760 707
Quaker Chemical (2) 12,860 2,058
Sandvik (SEK)  81,050 1,491
Stanley Black & Decker  44,860 3,749
TechnipFMC (2) 117,050 2,381
Techtronic Industries (HKD)  157,500 1,520
27,450
Information Technology 4.6%
ASML Holding (EUR)  1,210 712
ATS (CAD) (1) 4,636 198
Keyence (JPY)  6,300 2,330
NARI Technology, A Shares (CNH)  811,646 2,466
Silergy (TWD)  143,000 1,356
Tokyo Electron (JPY)  3,200 437
Verra Mobility (1) 61,450 1,149
Zebra Technologies, Class A (1) 2,580 610
9,258
Road & Rail 7.4%
Canadian Pacific Kansas City (2) 57,800 4,301
Container Corp. of India (INR)  193,672 1,666
CSX  163,170 5,017
Descartes Systems Group (1) 12,110 889
JB Hunt Transport Services  14,522 2,738
Saia (1) 220 88
14,699
Trading Companies & Distribution 0.5%
Air Lease (2) 25,412 1,001
1,001
Transportation Infrastructure 0.6%
Beijing Capital International Airport, Class H (HKD) (1) 2,438,000 1,128
1,128
Total Industrials & Business Services 191,124
Total Common Stocks (Cost $172,753) 191,124
CONVERTIBLE PREFERRED STOCKS 1.4%
INDUSTRIALS & BUSINESS SERVICES 1.4%
Aerospace & Defense 0.7%
ABL Space Systems, Series B, Acquisition Date: 3/24/21,
Cost $656 (1)(3)(4) 14,560 468

T. ROWE PRICE Global Industrials Fund

Shares $ Value
(Cost and value in $000s)
‡
ABL Space Systems, Series B-2, Acquisition Date: 10/22/21,
Cost $1,034 (1)(3)(4) 15,209 488
Epirus, Series C-2, Acquisition Date: 1/28/22, Cost $429 (1)(3)(4) 76,918 387
1,343
Automobiles 0.0%
Sila Nano, Series F, Acquisition Date: 1/7/21, Cost $149 (1)(3)(4) 3,598 73
73
Business Services 0.6%
Redwood Materials, Series C, Acquisition Date: 5/28/21,
Cost $1,011 (1)(3)(4) 21,331 1,018
Redwood Materials, Series D, Acquisition Date: 6/2/23,
Cost $193 (1)(3)(4) 4,046 193
1,211
Information Technology 0.1%
CELLINK, Series D, Acquisition Date: 1/20/22, Cost $375 (1)(3)(4) 18,014 89
89
Total Industrials & Business Services 2,716
Total Convertible Preferred Stocks (Cost $3,847) 2,716
PREFERRED STOCKS 0.3%
INDUSTRIALS & BUSINESS SERVICES 0.3%
Automobiles 0.3%
Volkswagen (EUR)  5,601 643
Total Industrials & Business Services 643
Total Preferred Stocks (Cost $788) 643
SHORT-TERM INVESTMENTS 3.2%
Money Market Funds 3.2%
T. Rowe Price Government Reserve Fund, 5.40% (5)(6) 6,358,678 6,359
Total Short-Term Investments (Cost $6,359) 6,359

T. ROWE PRICE Global Industrials Fund

Shares $ Value
(Cost and value in $000s)
‡
SECURITIES LENDING COLLATERAL 4.3%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN CHASE
BANK 4.3%
Money Market Funds 4.3%
T. Rowe Price Government Reserve Fund, 5.40% (5)(6) 8,474,689 8,475
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 8,475
Total Securities Lending Collateral (Cost $8,475) 8,475
Total Investments in Securities 105.8%
(Cost $192,222) $ 209,317
Other Assets Less Liabilities (5.8)% (11,404)
Net Assets 100.0% $ 197,913
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at September 30, 2023.
(3) Level 3 in fair value hierarchy.
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$2,716 and represents 1.4% of net assets.
(5) Seven-day yield
(6) Affiliated Companies
CAD Canadian Dollar
CHF Swiss Franc
CNH Offshore China Renminbi
CVA Dutch Certificate (Certificaten Van Aandelen)
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
SEK Swedish Krona
TWD Taiwan Dollar

T. ROWE PRICE Global Industrials Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30,
2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.40% $ — $ — $ 195++
Totals $ —# $ — $ 195+
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
09/30/23
T. Rowe Price Government
Reserve Fund, 5.40% $ 6,313  ¤  ¤ $ 14,834
Total $ 14,834^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $195 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $14,834.

T. ROWE PRICE Global Industrials Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Global Industrials Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Global Industrials Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation
Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.

T. ROWE PRICE Global Industrials Fund

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 109,090 $ 82,034 $ — $ 191,124
Convertible Preferred Stocks — — 2,716 2,716
Preferred Stocks — 643 — 643
Short-Term Investments 6,359 — — 6,359
Securities Lending Collateral 8,475 — — 8,475
Total $ 123,924 $ 82,677 $ 2,716 $ 209,317

T. ROWE PRICE Global Industrials Fund

Following is a reconciliation of the fund’s Level 3 holdings for the period ended
September 30, 2023. Gain (loss) reflects both realized and change in unrealized gain/
loss on Level 3 holdings during the period, if any. The change in unrealized gain/
loss on Level 3 instruments held at September 30, 2023, totaled $(1,306,000) for the period ended September 30, 2023.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
($000s)
Beginning
Balance
12/31/22
Gain (Loss)
During
Period
Total
Purchases
Ending
Balance
9/30/23
Investment in Securities
Convertible Preferred Stocks $ 3,829 $ (1,306) $ 193 $ 2,716

T. ROWE PRICE Global Industrials Fund

These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F153-054Q3 09/23